Investments in Associates	12 Months Ended
Dec. 31, 2021
Text Block1 [Abstract]
Investments in Associates
19.	INVESTMENTS IN ASSOCIATES

19(a)Associates of our Company

			Percentage of equity interest
			As of December 31
Company Name	Nature of business	Country of incorporation	2021	2020
Shandong Pacific Rubber Cable Co., Ltd. (“SPRC”)	Manufacturing of rubber cable	PRC	25.00%	25.00%
Siam Pacific Holding Company Limited (“SPHC”)	Investment & holding company	Thailand	49.00%	49.00%
Loxpac (Thailand) Company Limited (“Loxpac”) (Formerly known as “Loxley Pacific Co., Ltd.)	Providing telecommunication service	Thailand	21.39%	21.39%
Loxpac Hong Kong Co., Limited (“Loxpac HK”) (Formerly known as “Loxley Pacific Hong Kong Co., Limited” )	Investment & holding company	Hong Kong	23.10%	23.10%

19(b)Carrying amounts of investment in associates

	As of December 31,
	2021	2020
	US$’000	US$’000
At January 1	930	935
Share of loss of associates	(1)	(1)
Exchange difference	(94)	(4)
At December 31	835	930

The investments in SPRC, Loxpac and Loxpac HK have been fully impaired.

19(c)Summarized financial information for associates

The following table summarized financial information of our Company’s investments in associates:

	As of December 31,
	2021	2020
	US$’000	US$’000
Summarized financial information of SPHC:
Current assets	3	6
Non-current assets	1,884	2,095
Current liabilities	(1)	(2)
Non-current liabilities	(182)	(202)
Equity	1,704	1,897

Reconciliation to our Company’s investments in associates:
Percentage of equity interest	49%	49%
Carrying amount of the investment	835	930

19.	INVESTMENTS IN ASSOCIATES (continued)
19(c)Summarized financial information for associates (continued)

	For the year ended December 31,
	2021	2020	2019
	US$’000	US$’000	US$’000
Summarized financial information of SPHC:
Revenue	—	—	—
Loss for the year	(2)	(2)	(6)

Reconciliation to our Company’s investments in associates:
Percentage of equity interest	49%	49%	49%
Share of the associates’ loss for the year:	(1)	(1)	(3)

As of December 31, 2021 and 2020, our Company's associates had no contingent liabilities or capital commitments.